Significant Accounting Policies and Judgments - Disclosure Of Non-Material Prior Period Error (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement of financial position [abstract]
Biological assets	$ 20,250	$ 18,157
Inventory	117,471	135,880
Deferred tax liability	0	(3,946)	$ (89,345)
Deficit	(4,321,085)	(3,596,011)
Statement of profit or loss and other comprehensive income [abstract]
Cost of sales	257,281	264,987
Gross profit (loss) before fair value adjustments	(12,029)	3,716
Changes in fair value of inventory sold	118,707	149,099
Unrealized gain on changes in fair value of biological assets	(109,178)	(125,448)
Gross loss	(21,558)	(19,935)
Deferred tax recovery	(6,443)	(77,135)
Net loss from continuing operations	$ (693,477)	(3,257,499)
Net loss attributable to Aurora shareholders		$ (3,282,694)
Loss per share (basic and diluted) (in CAD per share)	$ (4.10)	$ (33.93)
Statement of cash flows [abstract]
Unrealized gain on changes in fair value of biological assets	$ (109,178)	$ (125,448)
Changes in fair value included in inventory sold	118,707	149,099
Deferred tax expense (recovery)	(6,443)	(77,135)
Changes in non-cash working capital	397	7,593
Net cash used in operating activities	$ (210,577)	(342,142)
As previously reported
Statement of financial position [abstract]
Biological assets		35,435
Inventory		121,827
Deferred tax liability		(3,946)
Deficit		(3,592,786)
Statement of profit or loss and other comprehensive income [abstract]
Cost of sales		277,234
Gross profit (loss) before fair value adjustments		1,672
Changes in fair value of inventory sold		91,825
Unrealized gain on changes in fair value of biological assets		(56,614)
Gross loss		(33,539)
Deferred tax recovery		(78,303)
Net loss from continuing operations		(3,300,493)
Net loss attributable to Aurora shareholders		$ (3,283,671)
Loss per share (basic and diluted) (in CAD per share)		$ (33.94)
Statement of cash flows [abstract]
Unrealized gain on changes in fair value of biological assets		$ (56,614)
Changes in fair value included in inventory sold		91,825
Deferred tax expense (recovery)		(78,303)
Changes in non-cash working capital		7,643
Net cash used in operating activities		(337,952)
Biological Assets and Inventory Adjustments
Statement of financial position [abstract]
Biological assets		(17,278)
Inventory		14,053
Deferred tax liability		0
Deficit		(3,225)
Statement of profit or loss and other comprehensive income [abstract]
Cost of sales		9,167
Gross profit (loss) before fair value adjustments		(9,167)
Changes in fair value of inventory sold		57,274
Unrealized gain on changes in fair value of biological assets		(68,834)
Gross loss		2,393
Deferred tax recovery		1,416
Net loss from continuing operations		977
Net loss attributable to Aurora shareholders		$ 977
Loss per share (basic and diluted) (in CAD per share)		$ 0.01
Statement of cash flows [abstract]
Unrealized gain on changes in fair value of biological assets		$ (68,834)
Changes in fair value included in inventory sold		57,274
Deferred tax expense (recovery)		1,416
Changes in non-cash working capital		8,499
Net cash used in operating activities		0
Recasted
Statement of profit or loss and other comprehensive income [abstract]
Cost of sales		286,401
Gross profit (loss) before fair value adjustments		(7,495)
Gross loss		(31,146)
Deferred tax recovery		(76,887)
Net loss from continuing operations		(3,299,516)
Statement of cash flows [abstract]
Deferred tax expense (recovery)		(76,887)
Changes in non-cash working capital		16,142
Net cash used in operating activities		$ (337,952)